Debt	12 Months Ended
Dec. 31, 2011
Debt

NOTE 4: DEBT

Long-Term Debt

The following table summarizes PG&E Corporation's and the Utility's long-term debt:

	December 31,
(in millions)	2011	2010
PG&E Corporation
Senior notes, 5.75%, due 2014	350	350
Unamortized discount	(1)	(1)

Total senior notes	349	349

Total PG&E Corporation long-term debt	349	349

Utility
Senior notes:
4.20% due 2011	-	500
6.25% due 2013	400	400
4.80% due 2014	1,000	1,000
5.625% due 2017	700	700
8.25% due 2018	800	800
3.50% due 2020	800	800
4.25% due 2021	300	-
3.25% due 2021	250	-
6.05% due 2034	3,000	3,000
5.80% due 2037	950	950
6.35% due 2038	400	400
6.25% due 2039	550	550
5.40% due 2040	800	800
4.50% due 2041	250	-
Less: current portion	-	(500)
Unamortized discount, net of premium	(51)	(52)

Total senior notes, net of current portion	10,149	9,348

Pollution control bonds:
Series 1996 C, E, F, 1997 B, variable rates (1), due 2026 (2)	614	614
Series 1996 A, 5.35%, due 2016 (3)	-	200
Series 2004 A-D, 4.75%, due 2023 (3)	345	345
Series 2009 A-D, variable rates (4), due 2016 and 2026 (5)	309	309
Series 2010 E, 2.25%, due 2026 (6)	50	50
Less: current portion	(50)	(309)

Total pollution control bonds	1,268	1,209

Total Utility long-term debt, net of current portion	11,417	10,557

Total consolidated long-term debt, net of current portion	$11,766	$10,906

(1) At December 31, 2011, interest rates on these bonds and the related loans ranged from 0.03% to 0.05%.

(2) Each series of these bonds is supported by a separate letter of credit that expires on May 31, 2016. Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.

(3) The Utility has obtained credit support from an insurance company for these bonds.

(4) At December 31, 2011, interest rates on these bonds and the related loans ranged from 0.02% to 0.05%.

(5) Each series of these bonds is supported by a separate direct-pay letter of credit that expires on May 31, 2016. Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.

(6) These bonds bear interest at 2.25% per year through April 1, 2012; are subject to mandatory tender on April 2, 2012; and may be remarketed in a fixed or variable rate mode.

Pollution Control Bonds

The California Pollution Control Financing Authority and the California Infrastructure and Economic Development Bank have issued various series of fixed rate and multi-modal tax-exempt pollution control bonds for the benefit of the Utility. All of the pollution control bonds were used to finance or refinance pollution control and sewage and solid waste disposal facilities at the Geysers geothermal power plant or at the Utility's Diablo Canyon nuclear power plant and were issued as "exempt facility bonds" within the meaning of the Internal Revenue Code of 1954 ("Code"), as amended. In 1999, the Utility sold the Geysers geothermal power plant to Geysers Power Company, LLC pursuant to purchase and sale agreements stating that Geysers Power Company, LLC will use the bond-financed facilities solely as pollution control facilities. The Utility has no knowledge that Geysers Power Company, LLC intends to cease using the bond-financed facilities solely as pollution control facilities.

Repayment Schedule

PG&E Corporation's and the Utility's combined aggregate principal repayment amounts of long-term debt at December 31, 2011 are reflected in the table below:

	00000000	00000000	00000000	00000000	00000000	00000000	00000000
(in millions, except interest rates)	2012	2013	2014	2015	2016	Thereafter	Total
PG&E Corporation
Average fixed interest rate	-	-	5.75%	-	-	-	5.75%
Fixed rate obligations	$ -	$ -	$ 350	$ -	$ -	$ -	$ 350
Utility
Average fixed interest rate	2.25%	6.25%	4.80%	-	-	5.70%	5.62%
Fixed rate obligations	$ 50
(1)
		$ 400	$ 1,000	$ -	$ -	$ 9,145	$ 10,595
Variable interest rate as of December 31, 2011	-	-	-	-	0.04%	-	0.04%
Variable rate obligations	$ -	$ -	$ -	$ -	$ 923
(2)
						$ -	$ 923
Less: current portion	(50)	-	-	-	-	-	(50)

Total consolidated long-term debt	$ -	$ 400	$ 1,350	$ -	$ 923	$ 9,145	$ 11,818

(1) These bonds, due in 2026, are subject to mandatory tender on April 2, 2012 and may be remarketed in a fixed or variable rate mode. Accordingly, the bonds have been classified for repayment purposes in 2012.

(2) These bonds, due in 2016 and 2026, are backed by letters of credit that expire on May 31, 2016.

Short-term Borrowings

The following table summarizes PG&E Corporation's and the Utility's outstanding borrowings on its revolving credit facilities and commercial paper program at December 31, 2011:

	000000000000	000000000000		000000000000	000000000000	000000000000		000000000000
(in millions)	Termination Date	Facility Limit		Letters of Credit Outstanding	Borrowings	Commercial Paper		Facility Availability
PG&E Corporation	May 2016	$ 300	(1)	$-	$ -	$ -		$ 300
Utility	May 2016	3,000	(2)	343	-	1,389	(3)	1,268	(3)

Total revolving credit facilities		$ 3,300		$ 343	$ -	$ 1,389		$ 1,568

(1)

Includes a $100 million sublimit for letters of credit and a $100 million commitment for "swingline" loans, defined as loans that are made available on a same-day basis and are repayable in full within 7 days.

(2)	Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for swingline loans.
(3)	The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.

For the year ended December 31, 2011, the average outstanding borrowings on PG&E Corporation's revolving credit facility, the Utility's revolving credit facility, and commercial paper program was $53 million, $2 million, and $818 million, respectively. At December 31, 2011, the average yield on outstanding commercial paper was 0.57%.

Revolving Credit Facilities

On May 31, 2011, PG&E Corporation entered into a $300 million revolving credit facility with a syndicate of lenders. This revolving credit facility replaced the $187 million revolving credit facility that PG&E Corporation entered into on February 26, 2007 (amended April 27, 2009). Also on May 31, 2011, the Utility entered into a $3.0 billion revolving credit facility with a syndicate of lenders. This revolving credit facility replaced the $1.9 billion revolving credit facility that the Utility entered into on February 26, 2007 (amended April 27, 2009), and the $750 million revolving credit facility that the Utility entered into on June 8, 2010. The revolving credit facilities have terms of five years and all amounts are due and payable on the facilities' termination date, May 31, 2016. At PG&E Corporation's and the Utility's request and at the sole discretion of each lender, the facilities may be extended for additional periods. The revolving credit facilities may be used for working capital and other corporate purposes. The Utility's revolving credit facility may also be used for the repayment of commercial paper.

Provided certain conditions are met, PG&E Corporation and the Utility have the right to increase, in one or more requests, given not more frequently than once a year, the aggregate lenders' commitments under the revolving credit facilities by up to $100 million and $500 million, respectively, in the aggregate for all such increases.

Borrowings under the revolving credit facilities (other than swingline loans) bear interest based, at PG&E Corporation's and the Utility's election, on (1) a London Interbank Offered Rate ("LIBOR") plus an applicable margin or (2) the base rate plus an applicable margin. The base rate will equal the higher of the following: the administrative agent's announced base rate, 0.5% above the federal funds rate, or the one-month LIBOR plus an applicable margin. Interest is payable quarterly in arrears, or earlier for loans with shorter interest periods.PG&E Corporation and the Utility also will pay a facility fee on the total commitments of the lenders under the revolving credit facilities. The applicable margins and the facility fees will be based on PG&E Corporation's and the Utility's senior unsecured debt ratings issued by Standard & Poor's Rating Services and Moody's Investor Service. Facility fees are payable quarterly in arrears.

The revolving credit facilities include usual and customary covenants for revolving credit facilities of this type, including covenants limiting liens to those permitted under PG&E Corporation's and the Utility's senior note indentures, mergers, sales of all or substantially all of PG&E Corporation's and the Utility's assets, and other fundamental changes. In addition, the revolving credit facilities require that PG&E Corporation and the Utility maintain a ratio of total consolidated debt to total consolidated capitalization of at most 65% as of the end of each fiscal quarter. The $300 million revolving credit facility agreement also requires that PG&E Corporation own, directly or indirectly, at least 80% of the common stock and at least 70% of the voting capital stock of the Utility. At December 31, 2011, PG&E Corporation and the Utility were in compliance with all covenants under each of the revolving credit facilities.

Commercial Paper Program

The Utility has a $1.75 billion commercial paper program, the borrowings from which are used primarily to cover fluctuations in cash flow requirements. Liquidity support for these borrowings is provided by available capacity under the Utility's revolving credit facilities, as described above. The commercial paper may have maturities up to 365 days and ranks equally with the Utility's other unsubordinated and unsecured indebtedness. Commercial paper notes are sold at an interest rate dictated by the market at the time of issuance.

Other Short-term Borrowings

On November 22, 2011, the Utility issued $250 million principal amount of Floating Rate Senior Notes due November 20, 2012. The interest rate for the Floating Rate Senior Notes is equal to the three-month LIBOR plus 0.45% and will reset quarterly beginning on February 20, 2012. At December 31, 2011, the interest rate on the Floating Rate Senior Notes was 0.94%. For the year ended December 31, 2011, the average interest rate on the Floating Rate Senior Notes was 0.94%.

Pacific Gas And Electric Company [Member]
Debt

NOTE 4: DEBT

Long-Term Debt

The following table summarizes PG&E Corporation's and the Utility's long-term debt:

	December 31,
(in millions)	2011	2010
PG&E Corporation
Senior notes, 5.75%, due 2014	350	350
Unamortized discount	(1)	(1)

Total senior notes	349	349

Total PG&E Corporation long-term debt	349	349

Utility
Senior notes:
4.20% due 2011	-	500
6.25% due 2013	400	400
4.80% due 2014	1,000	1,000
5.625% due 2017	700	700
8.25% due 2018	800	800
3.50% due 2020	800	800
4.25% due 2021	300	-
3.25% due 2021	250	-
6.05% due 2034	3,000	3,000
5.80% due 2037	950	950
6.35% due 2038	400	400
6.25% due 2039	550	550
5.40% due 2040	800	800
4.50% due 2041	250	-
Less: current portion	-	(500)
Unamortized discount, net of premium	(51)	(52)

Total senior notes, net of current portion	10,149	9,348

Pollution control bonds:
Series 1996 C, E, F, 1997 B, variable rates (1), due 2026 (2)	614	614
Series 1996 A, 5.35%, due 2016 (3)	-	200
Series 2004 A-D, 4.75%, due 2023 (3)	345	345
Series 2009 A-D, variable rates (4), due 2016 and 2026 (5)	309	309
Series 2010 E, 2.25%, due 2026 (6)	50	50
Less: current portion	(50)	(309)

Total pollution control bonds	1,268	1,209

Total Utility long-term debt, net of current portion	11,417	10,557

Total consolidated long-term debt, net of current portion	$11,766	$10,906

(1) At December 31, 2011, interest rates on these bonds and the related loans ranged from 0.03% to 0.05%.

(2) Each series of these bonds is supported by a separate letter of credit that expires on May 31, 2016. Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.

(3) The Utility has obtained credit support from an insurance company for these bonds.

(4) At December 31, 2011, interest rates on these bonds and the related loans ranged from 0.02% to 0.05%.

(5) Each series of these bonds is supported by a separate direct-pay letter of credit that expires on May 31, 2016. Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.

(6) These bonds bear interest at 2.25% per year through April 1, 2012; are subject to mandatory tender on April 2, 2012; and may be remarketed in a fixed or variable rate mode.

Pollution Control Bonds

The California Pollution Control Financing Authority and the California Infrastructure and Economic Development Bank have issued various series of fixed rate and multi-modal tax-exempt pollution control bonds for the benefit of the Utility. All of the pollution control bonds were used to finance or refinance pollution control and sewage and solid waste disposal facilities at the Geysers geothermal power plant or at the Utility's Diablo Canyon nuclear power plant and were issued as "exempt facility bonds" within the meaning of the Internal Revenue Code of 1954 ("Code"), as amended. In 1999, the Utility sold the Geysers geothermal power plant to Geysers Power Company, LLC pursuant to purchase and sale agreements stating that Geysers Power Company, LLC will use the bond-financed facilities solely as pollution control facilities. The Utility has no knowledge that Geysers Power Company, LLC intends to cease using the bond-financed facilities solely as pollution control facilities.

Repayment Schedule

PG&E Corporation's and the Utility's combined aggregate principal repayment amounts of long-term debt at December 31, 2011 are reflected in the table below:

	00000000	00000000	00000000	00000000	00000000	00000000	00000000
(in millions, except interest rates)	2012	2013	2014	2015	2016	Thereafter	Total
PG&E Corporation
Average fixed interest rate	-	-	5.75%	-	-	-	5.75%
Fixed rate obligations	$ -	$ -	$ 350	$ -	$ -	$ -	$ 350
Utility
Average fixed interest rate	2.25%	6.25%	4.80%	-	-	5.70%	5.62%
Fixed rate obligations	$ 50(1)	$ 400	$ 1,000	$ -	$ -	$ 9,145	$ 10,595
Variable interest rate as of December 31, 2011	-	-	-	-	0.04%	-	0.04%
Variable rate obligations	$ -	$ -	$ -	$ -	$ 923(2)	$ -	$ 923
Less: current portion	(50)	-	-	-	-	-	(50)

Total consolidated long-term debt	$ -	$ 400	$ 1,350	$ -	$ 923	$ 9,145	$ 11,818

(1) These bonds, due in 2026, are subject to mandatory tender on April 2, 2012 and may be remarketed in a fixed or variable rate mode. Accordingly, the bonds have been classified for repayment purposes in 2012.

(2) These bonds, due in 2016 and 2026, are backed by letters of credit that expire on May 31, 2016.

Short-term Borrowings

The following table summarizes PG&E Corporation's and the Utility's outstanding borrowings on its revolving credit facilities and commercial paper program at December 31, 2011:

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
(in millions)	Termination Date	Facility Limit	Letters of Credit Outstanding	Borrowings	Commercial Paper	Facility Availability
PG&E Corporation	May 2016	$ 300 (1)	$-	$ -	$ -	$ 300
Utility	May 2016	3,000 (2)	343	-	1,389 (3)	1,268 (3)

Total revolving credit facilities		$ 3,300	$ 343	$ -	$ 1,389	$ 1,568

(1)

Includes a $100 million sublimit for letters of credit and a $100 million commitment for "swingline" loans, defined as loans that are made available on a same-day basis and are repayable in full within 7 days.

(2)	Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for swingline loans.
(3)	The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.

For the year ended December 31, 2011, the average outstanding borrowings on PG&E Corporation's revolving credit facility, the Utility's revolving credit facility, and commercial paper program was $53 million, $2 million, and $818 million, respectively. At December 31, 2011, the average yield on outstanding commercial paper was 0.57%.

Revolving Credit Facilities

On May 31, 2011, PG&E Corporation entered into a $300 million revolving credit facility with a syndicate of lenders. This revolving credit facility replaced the $187 million revolving credit facility that PG&E Corporation entered into on February 26, 2007 (amended April 27, 2009). Also on May 31, 2011, the Utility entered into a $3.0 billion revolving credit facility with a syndicate of lenders. This revolving credit facility replaced the $1.9 billion revolving credit facility that the Utility entered into on February 26, 2007 (amended April 27, 2009), and the $750 million revolving credit facility that the Utility entered into on June 8, 2010. The revolving credit facilities have terms of five years and all amounts are due and payable on the facilities' termination date, May 31, 2016. At PG&E Corporation's and the Utility's request and at the sole discretion of each lender, the facilities may be extended for additional periods. The revolving credit facilities may be used for working capital and other corporate purposes. The Utility's revolving credit facility may also be used for the repayment of commercial paper.

Provided certain conditions are met, PG&E Corporation and the Utility have the right to increase, in one or more requests, given not more frequently than once a year, the aggregate lenders' commitments under the revolving credit facilities by up to $100 million and $500 million, respectively, in the aggregate for all such increases.

Borrowings under the revolving credit facilities (other than swingline loans) bear interest based, at PG&E Corporation's and the Utility's election, on (1) a London Interbank Offered Rate ("LIBOR") plus an applicable margin or (2) the base rate plus an applicable margin. The base rate will equal the higher of the following: the administrative agent's announced base rate, 0.5% above the federal funds rate, or the one-month LIBOR plus an applicable margin. Interest is payable quarterly in arrears, or earlier for loans with shorter interest periods. PG&E Corporation and the Utility also will pay a facility fee on the total commitments of the lenders under the revolving credit facilities. The applicable margins and the facility fees will be based on PG&E Corporation's and the Utility's senior unsecured debt ratings issued by Standard & Poor's Rating Services and Moody's Investor Service. Facility fees are payable quarterly in arrears.

The revolving credit facilities include usual and customary covenants for revolving credit facilities of this type, including covenants limiting liens to those permitted under PG&E Corporation's and the Utility's senior note indentures, mergers, sales of all or substantially all of PG&E Corporation's and the Utility's assets, and other fundamental changes. In addition, the revolving credit facilities require that PG&E Corporation and the Utility maintain a ratio of total consolidated debt to total consolidated capitalization of at most 65% as of the end of each fiscal quarter. The $300 million revolving credit facility agreement also requires that PG&E Corporation own, directly or indirectly, at least 80% of the common stock and at least 70% of the voting capital stock of the Utility. At December 31, 2011, PG&E Corporation and the Utility were in compliance with all covenants under each of the revolving credit facilities.

Commercial Paper Program

The Utility has a $1.75 billion commercial paper program, the borrowings from which are used primarily to cover fluctuations in cash flow requirements. Liquidity support for these borrowings is provided by available capacity under the Utility's revolving credit facilities, as described above. The commercial paper may have maturities up to 365 days and ranks equally with the Utility's other unsubordinated and unsecured indebtedness. Commercial paper notes are sold at an interest rate dictated by the market at the time of issuance.

Other Short-term Borrowings

On November 22, 2011, the Utility issued $250 million principal amount of Floating Rate Senior Notes due November 20, 2012. The interest rate for the Floating Rate Senior Notes is equal to the three-month LIBOR plus 0.45% and will reset quarterly beginning on February 20, 2012. At December 31, 2011, the interest rate on the Floating Rate Senior Notes was 0.94%. For the year ended December 31, 2011, the average interest rate on the Floating Rate Senior Notes was 0.94%.